Property, plant and equipment	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Property, plant and equipment
9.	Property, plant and equipment

9.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Right-of-use assets	Total
Balance at January 1, 2018	6,665		75,002	42,521	52,462	—	176,650

Additions	4		1,751	8,707	6	—	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	—	4,778
Capitalized borrowing costs	—		—	1,810	—	—	1,810
Write-offs	(61)		(16)	(327)	(27)	—	(431)
Transfers	(93)		13,720	(18,667)	4,086	—	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	—	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	—	(2,678)
Impairment reversal	—		309	23	226	—	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	—	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Cost	7,829		128,711	28,926	77,141	—	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	—	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	—	157,383

Adoption of IFRS 16	—		—	—	—	26,575	26,575
Additions	—		663	3,309	4	1,355	5,331
Additions to / review of estimates of decommissioning costs	—		—	—	(19)	—	(19)
Capitalized borrowing costs	—		—	694	—	—	694
Write-offs	—		(20)	(123)	—	—	(143)
Transfers	444		7,219	(9,733)	2,633	203	766
Transfers to assets held for sale	(760)		(4,165)	(608)	(433)	(1,156)	(7,122)
Depreciation, amortization and depletion	(130)		(3,153)	—	(2,290)	(2,571)	(8,144)
Impairment recognition	(1)		(219)	(364)	—	—	(584)
Impairment reversal	—		20	17	456	—	493
Cumulative translation adjustment	31		618	122	540	243	1,554

Balance at June 30, 2019	4,794		76,991	22,240	48,110	24,649	176,784

Cost	7,250		128,462	22,240	79,721	27,948	265,621
Accumulated depreciation, amortization and depletion	(2,456)		(51,471)	—	(31,611)	(3,299)	(88,837)

Balance at June 30, 2019	4,794		76,991	22,240	48,110	24,649	176,784

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method	8 (2 to 47)

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 26 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated with the exploration and production of oil and gas.

At the adoption of IFRS 16, the Company recognized right-of-use assets at an amount equal to the lease liability. The rights-of-use at June 30, 2019 comprise the following underlying assets:

	Land, buildings and improvement	Equipment and other assets (*)	Total
Cost	893	27,055	27,948
Accumulated depreciation, amortization and depletion	(52)	(3,247)	(3,299)

Balance at June 30, 2019	841	23,808	24,649

Depreciation charges	51	2,468	2,519

(*)	It primarily comprises platforms and vessels.

9.2.	Unitization Agreements

Since 2018, Petrobras has entered into Production Individualization Agreements (Acordos de Individualização da Produção - AIPs) with Pré-Sal Petróleo S.A. (PPSA) and its partners (Shell, Petrogal and Total) in certain E&P consortiums, submitting these agreements to ANP for approval. As of June 30, 2019, a US$ 138 provision is accounted for within other current liabilities.

9.3.	Concession for exploration of oil and natural gas—Assignment Agreement (“Cessão Onerosa”)

Petrobras and the Brazilian Federal Government entered into the Assignment Agreement in 2010, which grants the Company the right to carry out prospecting and drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area, subject to a maximum production of five billion barrels of oil and gas equivalent. The agreement has a term of forty years and is renewable for a further five years subject to certain conditions. As of June 30, 2019, the Company’s property, plant and equipment include the amount of US$ 19,521 (R$ 74,808 million) related to the Assignment Agreement (US$ 19,306 as of December 31, 2018).

The information gathered made possible the identification of volumes exceeding five million barrels of oil equivalent.

In April 2019, the CNPE enacted Resolution 5/2019 approving the clauses of the draft amending the agreement and, according to this resolution, the Company will be entitle to a reimbursement of US$ 9,058 due to the review of the Assignment Agreement.

On May 21, 2019, the Company’s Board of Directors approved the execution of the Amendment to the Assignment Agreement pursuant to the CNPE’s Resolution 5/2019. This approval is conditioned to (i) budgetary proposal of the Federal Government for the payment to Petrobras, and (ii) the publication of a MME Ordinance on the Co-participation Agreement with no violation of the Company’s vested right over the Assignment Agreement and the conditions negotiated in the scope of the revision process, established on the Amendment and on the MME Ordinance 213/2019.

The Company’s Board of Directors also determined that the execution of the Amendment be carried out before the surplus auction of the Assignment Agreement.

A definition about a relevant rule that would enable the Brazilian Government to settle such amount is pending.

Due to the features of the review, any credit in favor of the Company will be only confirmed following an amendment to the agreement that results in a contractual right and would support the recognition of an account receivable with a respective reduction in PP&E.

9.4.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for obtaining a qualifying asset. In the the six-month period ended June 30, 2019, the capitalization rate was 6.19% p.a. (6.36% p.a. in the same period of 2018). Since January 2019, finance costs involving lease arrangements have been taken into account in the computation of the capitalization rate.